Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 28, 2011
MFS Lifetime Retirement Income Fund (Prospectus Summary): | MFS Lifetime Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime Retirement Income Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime Retirement Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLAX
MFS Lifetime Retirement Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLBX
MFS Lifetime Retirement Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLCX
MFS Lifetime Retirement Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLIX
MFS Lifetime Retirement Income Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLEX
MFS Lifetime Retirement Income Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLGX
MFS Lifetime Retirement Income Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLHX
MFS Lifetime Retirement Income Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLJX